Leonard E. Neilson
                           A PROFESSIONAL CORPORATION
LEONARD E. NEILSON                          8160 SOUTH HIGHLAND DRIVE, SUITE 104
 ATTORNEY AT LAW                                               SANDY, UTAH 84093
                                                       TELEPHONE: (801) 733-0800
                                                             FAX: (801) 733-0808
                                                     E-MAIL: LNEILSONLAW@AOL.COM

                                December 19, 2005

Securities and Exchange Commission
Office of Document Control
100 F Street NE
Washington, D.C. 20549

VIA: EDGARLink
---------------

    Re:  Rocky Mountain Fudge Company, Inc.
         Registration Statement
         Form 10-SB

To Whom It May Concern:

      Please find herewith transmitted by EDGARLink, the Form 10-SB registration statement pursuant to the Securities Exchange Act of 1934 filed on behalf of Rocky Mountain Fudge Company, Inc.

      Please direct all correspondences concerning this filing and Rocky Mountain Fudge Company, Inc. to this office.

                                  Yours truly,

                                  Leonard E. Neilson

:ae
Attachments